    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 23, 2005.

                                                                  No. 333-102228
                                                                   No. 811-21265
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT                          / /
                        UNDER THE SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.                       / /

                        POST-EFFECTIVE AMENDMENT NO. 19                      /X/
                                                                          AND/OR

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 21
                                                                             /X/
                        (CHECK APPROPRIATE BOX OR BOXES)

                                   ----------

                     POWERSHARES EXCHANGE-TRADED FUND TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       WHEATON OAKS PROFESSIONAL BUILDING
                             855 WEST PRAIRIE AVENUE
                                WHEATON, IL 60187
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (800) 983-0903
                                                        WITH A COPY TO:
                    H. BRUCE BOND                      STUART M. STRAUSS
        WHEATON OAKS PROFESSIONAL BUILDING          CLIFFORD CHANCE US LLP
             855 WEST PRAIRIE AVENUE                  31 WEST 52ND STREET
                WHEATON, IL 60187                      NEW YORK, NY 10019
      (NAME AND ADDRESS OF AGENT FOR SERVICE)

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
     BOX)

        / /    IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.

        /X/    ON FEBRUARY 25, 2005 PURSUANT TO PARAGRAPH (b) OF RULE 485.

        / /    60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

        / /    ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.

        / /    75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

        / /    ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.

================================================================================

     The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 17 to its Registration Statement until February 25, 2005. Parts A, B and C of Registrant's Post-Effective Amendment No. 17 under the Securities Act of 1933 and No. 19 under the Investment Company Act of 1940, filed on December 3, 2005, are incorporated by reference herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 23rd day of February, 2005.

                                       PowerShares Exchange-Traded Fund Trust


                                       By: /s/ Harold Bruce Bond
                                           -----------------------------------
                                           Title: Harold Bruce Bond, President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

           SIGNATURE                         TITLE                    DATE
/s/ Harold Bruce Bond                 President and Chairman    February 23, 2005
----------------------------------
Harold Bruce Bond

*/s/ Ronn R. Bagge                    Trustee                   February 23, 2005
----------------------------------
Ronn R. Bagge

*/s/ D. Mark McMillan                 Trustee                   February 23, 2005
----------------------------------
D. Mark McMillan

*/s/ Philip M. Nussbaum               Trustee                   February 23, 2005
----------------------------------
Philip M. Nussbaum

*/s/ John W. Southard                 Trustee                   February 23, 2005
----------------------------------
John W. Southard

*By: /s/ Stuart M. Strauss
----------------------------------
Stuart M. Strauss
Attorney-In-Fact


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